Shareholders' capital - Stock Option Activity (Detail) - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of awards
Beginning balance, Shares	5,537,127	4,567,129
Granted, Shares	1,627,525	969,998
Ending balance, Shares	7,164,652	5,537,127	4,567,129
Exercisable, Shares	4,618,323
Weighted average exercise price
Beginning balance (CAD per share)	CAD 6.09	CAD 5.70
Granted (CAD per share)	9.75	7.95
Ending balance (CAD per share)	6.92	CAD 6.09	CAD 5.70
Exercisable (CAD per share)	CAD 5.74
Additional Disclosures
Outstanding shares, weighted average remaining contractual term	4 years 8 months 27 days	4 years 11 months 16 days	5 years 5 months 12 days
Granted, Weighted average remaining contractual term	8 years	8 years
Exercisable , Weighted average remaining contractual term	3 years 6 months 18 days
Beginning balance, aggregate intrinsic value	CAD 19,648	CAD 7,814
Granted, aggregate intrinsic value	0	0
Ending balance, aggregate intrinsic value	28,561	CAD 19,648	CAD 7,814
Exercisable , aggregate intrinsic value	CAD 23,898